SCHEDULE OF OTHER CURRENT ASSETS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to vendors	¥ 146,398	¥ 103,747	¥ 111,042
Deferred listing expenses	100,180
Prepaid expenses	57,827	70,621	87,155
Others	40,692	58,422	57,958
Total	¥ 345,097	¥ 232,790	¥ 256,155